Analysis of cash flows	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Analysis of cash flows
11. Analysis of cash flows

The following tables analyse the items included within the main cash flow headings on

7
.

Net cash from operating activities:

	2020 £m	2019 1 £m	2018 1 £m
(Loss)/profit for the year	(2,903.5)	950.1	901.1
Taxation	131.5	353.8	323.9
Revaluation and retranslation of financial instruments	147.2	(154.4)	72.8
Finance costs	312.3	376.4	289.3
Finance and investment income	(82.8)	(102.6)	(104.8)
Share of results of associates	136.0	(21.2)	(43.5)
Goodwill impairment on classification as held for sale	–	94.5	–
Gain on sale of discontinued operations	(10.0)	(73.8)	–
Attributable tax expense on sale of discontinued operations	1.9	157.4	–
Adjustments for:
Non-cash share-based incentive plans (including share options)	74.4	71.4	84.8
Depreciation of property, plant and equipment	174.8	203.2	225.1
Depreciation of right-of-use assets	331.9	317.9	–
Impairment charges included within restructuring costs	196.7	–	–
Impairment of goodwill	2,822.9	47.7	176.5
Amortisation and impairment of acquired intangible assets	89.1	135.6	280.0
Amortisation of other intangible assets	35.2	29.6	38.7
Investment and other write-downs	296.2	7.5	2.0
Gains on disposal of investments and subsidiaries	(7.8)	(45.1)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.6)	(0.4)	(2.0)
Gain on sale of freehold property in New York	–	(7.9)	–
Losses on sale of property, plant and equipment	0.3	3.2	0.6
Decrease/(increase) in trade receivables and accrued income	585.2	159.0	(298.9)
Increase in trade payables and deferred income	195.0	394.7	500.9
Decrease/(increase) in other receivables	123.3	(263.8)	(52.9)
Decrease in other payables – short-term	(36.6)	(16.4)	(31.8)
(Decrease)/increase in other payables – long-term	(44.3)	53.7	0.4
Increase in provisions	15.6	23.1	48.0
Corporation and overseas tax paid	(371.5)	(536.0)	(383.6)
Payment on early settlement of bonds	–	(63.4)	–
Interest and similar charges paid	(173.9)	(270.6)	(252.8)
Interest paid on lease liabilities	(98.5)	(105.1)	–
Interest received	73.6	80.8	90.4
Investment income	8.7	18.3	15.4
Dividends from associates	32.5	33.3	49.7
Net cash inflow from operating activities	2,054.8	1,850.5	1,693.8

Note
1	Figures have been restated as described in the accounting policies.

Acquisitions and disposals:
	2020 £m	2019 £m	2018 £m
Initial cash consideration	(32.8)	(3.9)	(126.7)
Cash and cash equivalents acquired	–	–	11.3
Earnout payments	(115.2)	(130.2)	(120.2)
Purchase of other investments (including associates)	(30.4)	(27.2)	(48.1)
Acquisitions	(178.4)	(161.3)	(283.7)
Proceeds on disposal of investments and subsidiaries 1	320.0	2,468.5	849.0
Cash and cash equivalents disposed	(47.7)	(327.5)	(15.1)
Disposals of investments and subsidiaries	272.3	2,141.0	833.9
Cash consideration for non-controlling interests	(80.6)	(62.7)	(109.9)
Net acquisition payments and disposal proceeds	13.3	1,917.0	440.3

Note
1	Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.

Share repurchases and buybacks:
	2020 £m	2019 £m	2018 £m
Purchase of own shares by ESOP Trusts	(5.1)	–	(102.8)
Shares purchased into treasury	(285.1)	(43.8)	(104.3)
Net cash outflow	(290.2)	(43.8)	(207.1)

Proceeds from issue of bonds:
	2020 £m	2019 £m	2018 £m
Proceeds from issue of € 750 million bonds	665.5	–	–
Proceeds from issue of £250 million bonds	250.0	–	–
Proceeds from issue of € 250 million bonds	–	–	218.8
Proceeds from issue of € 500 million bonds	–	–	438.0
Net cash inflow	915.5	–	656.8
Repayment of borrowings:
	2020 £m	2019 £m	2018 £m
Decrease in drawings on bank loans	(59.6)	(70.6)	(819.3)
Repayment of € 250 million bonds	(223.1)	–	–
Repayment of € 600 million bonds	–	(512.7)	–
Repayment of $812 million bonds	–	(618.8)	–
Partial repayment of $272 million bonds	–	(135.4)	(20.8)
Partial repayment of $450 million bonds	–	(176.2)	(37.3)
Repayment of £200 million bonds	–	(199.5)	–
Repayment of € 252 million bonds	–	–	(220.0)
Net cash outflow	(282.7)	(1,713.2)	(1,097.4)

Cash and cash equivalents:
	2020 £m	2019 1 £m	2018 1 £m
Cash at bank and in hand	10,075.0	10,442.1	10,433.4
Short-term bank deposits	2,824.1	863.6	632.4
Overdrafts 2	(8,562.0)	(8,572.4)	(8,864.6)
	4,337.1	2,733.3	2,201.2

Notes
1	Figures have been restated as described in the accounting policies.
2	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.

The Group considers that the carrying amount of cash and cash equivalents approximates their fair value.